Investment in Associated Companies (Condensed Information Regarding Statement of Financial Position) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Apr. 30, 2021	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Current assets					$ 1,096,041	$ 1,061,715
Non-current assets					3,012,399	2,710,345
Current liabilities					(358,799)	(192,978)
Non-current liabilities					(1,679,417)	(1,283,164)
Non-controlling interests					$ (866,915)	$ (697,433)
Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest			12.00%
Z I M Member
Disclosure of associates [line items]
Principal place of business					International	International
Proportion of ownership interest		26.00%		28.00%	21.00%	21.00%	26.00%
Current assets					$ 2,571,400	$ 4,271,600
Non-current assets					5,774,600	7,353,700
Current liabilities					(2,518,100)	(2,662,200)
Non-current liabilities					(3,369,900)	(3,067,200)
Total net assets					2,458,000	5,895,900
Group's share of net assets					507,019	1,217,797
Excess cost					150,884	138,071
Total impairment loss					(928,809)	(928,809)
Unrecognised losses	[1]				270,906	0
Book value of investment					0	427,059
Investments in associated companies					$ 0	$ 427,059
Fairview [Member]
Disclosure of associates [line items]
Principal place of business					US
Proportion of ownership interest					25.00%	25.00%
Current assets					$ 44,500	$ 98,942
Non-current assets					911,763	938,869
Current liabilities					(64,909)	(166,468)
Non-current liabilities					(344,274)	(400,309)
Total net assets					547,080	471,034
Group's share of net assets					136,770	117,759
Excess cost					79,018	80,414
Total impairment loss					0	0
Unrecognised losses	[1]				0	0
Book value of investment					215,788	198,173
Investments in associated companies					$ 215,788	$ 198,173
Maryland [Member]
Disclosure of associates [line items]
Principal place of business					US
Proportion of ownership interest					25.00%	25.00%
Current assets					$ 46,586	$ 73,985
Non-current assets					650,720	654,720
Current liabilities					(64,155)	(73,883)
Non-current liabilities					(314,069)	(320,518)
Total net assets					319,082	334,304
Group's share of net assets					79,771	83,576
Excess cost					(13,943)	(14,396)
Total impairment loss					0	0
Unrecognised losses	[1]				0	0
Book value of investment					65,828	69,180
Investments in associated companies					$ 65,828	$ 69,180
Shore [Member]
Disclosure of associates [line items]
Principal place of business					US
Proportion of ownership interest					37.50%	37.50%
Current assets					$ 54,014	$ 92,808
Non-current assets					935,750	983,576
Current liabilities					(64,360)	(53,619)
Non-current liabilities					(645,995)	(649,860)
Total net assets					279,409	372,905
Group's share of net assets					104,862	139,951
Excess cost					(48,999)	(52,777)
Total impairment loss					0	0
Unrecognised losses	[1]				0	0
Book value of investment					55,863	87,174
Investments in associated companies					$ 55,863	$ 87,174
Towantic [Member]
Disclosure of associates [line items]
Principal place of business					US
Proportion of ownership interest					26.00%	26.00%
Current assets					$ 74,591	$ 86,698
Non-current assets					880,572	936,268
Current liabilities					(201,226)	(133,746)
Non-current liabilities					(222,946)	(490,610)
Total net assets					530,991	398,610
Group's share of net assets					138,058	103,639
Excess cost					26,561	26,615
Total impairment loss					0	0
Unrecognised losses	[1]				0	0
Book value of investment					164,619	130,254
Investments in associated companies					$ 164,619	$ 130,254
Valley [Member]
Disclosure of associates [line items]
Principal place of business					US
Proportion of ownership interest					50.00%	50.00%
Current assets					$ 48,015	$ 59,191
Non-current assets					673,339	678,540
Current liabilities					(105,317)	(542,176)
Non-current liabilities					(371,771)	(6,450)
Total net assets					244,266	189,105
Group's share of net assets					122,133	94,553
Excess cost					(503)	(806)
Total impairment loss					0	0
Unrecognised losses	[1]				0	0
Book value of investment					121,630	93,747
Investments in associated companies					$ 121,630	$ 93,747
Three Rivers [Member]
Disclosure of associates [line items]
Principal place of business					US
Proportion of ownership interest					10.00%	10.00%
Current assets					$ 52,425	$ 32,626
Non-current assets					1,393,984	1,338,392
Current liabilities					(120,546)	(47,939)
Non-current liabilities					(711,571)	(820,943)
Total net assets					614,292	502,136
Group's share of net assets					62,370	60,609
Excess cost					8,368	8,379
Total impairment loss					0	0
Unrecognised losses	[1]				0	0
Book value of investment					70,738	68,988
Investments in associated companies					$ 70,738	$ 68,988

[1]	As of December 31, 2023, additional share of losses of $271 million were unrecognized as the carrying amount of ZIM has been reduced to zero.